Earnings Per Share Attributable to Federated Investors, Inc. Shareholders Narrative (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Stock option awards excluded from calculation of diluted EPS	50,000	200,000	700,000